Share-Based Compensation - Summary of Options Outstanding and Exercisable (Parenthetical) (Detail)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	$ 10.77
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	12.48		$ 13.62
Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	5.51
Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		$ 9.81
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		11.48
Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options		14.95
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement		$ 15.14
Bottom of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	5.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	5.51
Bottom of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	6.69
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	6.69
Bottom of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.52
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.52
Top of range [member] | Exercise Price Range One [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	6.68
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	6.68
Top of range [member] | Exercise Price Range Two [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	13.51
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	13.51
Top of range [member] | Exercise Price Range Three [member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Share based compensation by share based award exercise price of outstanding share options	16.12
Share based compensation by share based award weighted average excersie price of options excercisable in a share based payment arrangement	$ 16.12